INCOME TAX - Schedule of balance of the net deferred tax asset (liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Net deferred tax assets and liabilities [abstract]
Total deferred tax assets	$ 27,025	$ 33,735		$ 34,689
Total deferred tax liabilities	(5,809)	(1,858)		(2,628)
Total net deferred tax assets	$ 21,216	$ 31,877	[1]	$ 32,061	[1]

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.